Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Vessel revenue-related party pools (Note 15)	$ 0	$ 45,213
Vessel operating costs-related party (Note 15)	0	122
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	0	972	0
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools (Note 15)	0	34,986
Ultramax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools (Note 15)	0	10,196
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Vessel revenue-related party pools (Note 15)	0	31
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	0	148
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party (Note 15)	0	122
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	0	51
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	0	56
SUK
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 0	$ 717